Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE	2017	2016
Notes payable(1)	24	1.16%	3,151	2,649
Loans secured by trade receivables	24	2.11%	921	931
Long-term debt due within one year(2)		4.38%	1,106	835
Unsecured committed term credit facility(3)			—	479
Net unamortized discount			—	(1)
Unamortized debt issuance costs			—	(6)
Total long-term debt due within one year	20		1,106	1,307
Total debt due within one year			5,178	4,887

(1)
Includes commercial paper of $2,484 million in U.S. dollars ($3,116 million in Canadian dollars) and $1,945 million in U.S. dollars ($2,612 million in Canadian dollars) as at December 31, 2017 and 2016, respectively, which were issued under our U.S. commercial paper program and have been hedged for foreign currency fluctuations through forward currency contracts. See Note 24, Financial and capital management for additional details.

(2)	Included in long-term debt due within one year is the current portion of finance leases of $445 million and $435 million as at December 31, 2017 and December 31, 2016, respectively.

(3)
In 2017, Bell Canada repaid $357 million in U.S. dollars ($480 million in Canadian dollars) representing all of the borrowings outstanding under its unsecured committed term credit facility. Accordingly, this credit facility was closed and the cross currency basis swap which was used to hedge the U.S. currency exposure under such credit facility was settled. See Note 24, Financial and capital management for additional details.

Securitized trade receivables

FOR THE YEAR ENDED DECEMBER 31	NOTE	WEIGHTED AVERAGE INTEREST RATE	MATURITY	2017	2016
Debt securities
1997 trust indenture		3.86%	2018-2047	14,950	13,600
1976 trust indenture		9.54%	2021-2054	1,100	1,100
2011 trust indenture(1)		4.28%	2018-2024	425	—
2001 trust indenture(1)		5.63%	2019	200	—
Subordinated debentures		8.21%	2026-2031	275	275
Finance leases	13	6.64%	2018-2047	2,172	2,260
Unsecured committed term credit facility(2)	19			—	479
Other				195	188
Total debt				19,317	17,902
Net unamortized premium				50	18
Unamortized debt issuance costs				(46)	(41)
Less:
Amount due within one year	19			(1,106)	(1,307)
Total long-term debt				18,215	16,572